Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Financial instruments [Abstract]
Changes in the Carrying Value of Loans and Borrowings
The changes in the carrying value of the total loans and borrowings are as follows:

	Note	$
Balance, March 31, 2025		61,707
Additions		11,805
Accretion		123
Principal repayments		(3,679)
Disposal	6(a)	(69,956)
Balance, March 31, 2026		—

Balance, March 31, 2024		57,259
Additions		12,173
Accretion		13
Debt issuance costs		(493)
Principal repayments		(7,245)
Balance, March 31, 2025		61,707
Current portion		(21,513)
Long-term portion		40,194